UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Steven I. Koszalka

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2015

American Funds Mortgage Fund seeks to provide current income and preserve capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2015 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 11/1/10)

Reflecting 3.75% maximum sales charge	0.48%	1.70%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.72% for Class A shares as of the prospectus dated November 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

The mortgage-backed
securities market
can provide income
and diversification.

Fellow investors:

Mortgage-backed securities and the bond market in general rose in price over the first six months of American Funds Mortgage Fund’s current fiscal year, resulting in positive returns.

For the period ended February 28, 2015, the fund saw a total return of 1.34%, with all income reinvested. This figure reflects dividend payments totaling 3.8 cents a share. The fund also paid out a capital gain of 9.8 cents a share on December 31, 2014, which is included in the total return figure.

By way of comparison, the Barclays U.S. Mortgage Backed Securities Index gained 2.32%, while the fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, rose 1.52%. Another relevant measure, the Lipper GNMA Funds Average, climbed 1.55%. As you can see in the chart below, the fund remains competitive with its benchmarks over longer periods.

The dividend payments resulted in an income return of 0.38% for all fund investors, whether they reinvested income or took it in cash.

Results at a glance

For periods ended February 28, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime
				(since 11/1/10)

American Funds Mortgage Fund (Class A shares)	1.34%	3.62%	1.86%	2.52%
Barclays U.S. Mortgage Backed Securities Index*	2.32	4.80	2.44	3.05
Lipper Intermediate U.S. Government Funds Average	1.52	3.20	1.32	2.01
Lipper GNMA Funds Average	1.55	3.27	1.65	2.51

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Mortgage Fund	1

We note here that Lipper has moved the fund into its Intermediate U.S. Government Funds category during the past six months; the fund was formerly in the Lipper U.S. Mortgage Funds grouping. We concur with this move, as we believe American Funds Mortgage Fund’s high credit quality and composition make it an appropriate addition to this new peer group.

Market overview

While the nation’s economy continued to advance and grow over the period, there were a number of issues, both economic and market-driven, that affected bonds in general — and the mortgage-backed securities (MBS) market in particular.

Historically, a strengthening economy normalizing after severe recession will typically experience rising short-term and long-term interest rates. More recently however, long-term interest rates (particularly 10- and 30-year maturities) have actually declined. This suggests there is concern among market participants that the Federal Reserve may be poised to excessively tighten monetary policy, potentially undermining growth and inflation.

Alternative explanations include doubts about the U.S.’s ability to economically decouple from a still fragile Europe, as well as the possibility that significant interest rate differences between Europe and the U.S. have led relative value investors to bid up U.S. bond prices, pushing down U.S. interest rates.

Treasury Inflation-Protected Securities (TIPS), tied to expectations of inflation in the country, fell in response to lower-than-anticipated inflation and a reduced likelihood of inflation surprises in the face of tighter monetary policy.

The fund’s response

American Funds Mortgage Fund was positioned for both higher long-term interest rates and inflation over the past six months — a thesis that has not materialized. Our allocation to TIPS, for example, detracted from returns, as did our lack of exposure to longer duration bonds. We continue to maintain the view that the Federal Reserve is unlikely to tighten monetary policy significantly. Underlying growth dynamics remain weak due to the impact of inflation on both interest rates and the pace of economic development. Our preference remains for intermediate maturity mortgages and U.S. Treasuries which should, as a rule, gain in value if the status quo of policy and economic environment is maintained.

The fund was selective in adding to its portfolio of MBS due to high valuations, but our intensive research effort has uncovered areas, such as commercial and multi-family MBS, in which we can invest with a reasonable expectation of greater return. These, and our TIPS holdings, are small portions of the portfolio, but we believe they can make a difference for investors should inflation or expectations for inflation increase over the coming years.

2	American Funds Mortgage Fund

Going forward

With the economy on somewhat surer footing, we anticipate the Federal Reserve will begin to raise short-term interest rates sometime in the fall of 2015, barring any unforeseen economic disruption. Although a modest hike may occur in late 2015, we expect only relatively small increases thereafter — with the potential for the Fed to delay further actions until it can assess the repercussions to asset prices and the economy, both here and abroad. Thus, even with a handful of rate hikes before the end of the year, there is a good possibility that short-term rates will remain low into 2016.

Such an environment could result in increased inflation expectations, which would prove beneficial to TIPS and our underweight exposure to long-term rates. This could fuel volatility in a variety of asset classes, including MBS. While we do not believe the mortgage market will see outsized impact, we do think that additional volatility may allow us to purchase MBS at better prices and yields than are currently available.

Finally, we continue to monitor events in the nation’s capital carefully, as increased partisanship has roiled bond markets in the past. It is unlikely, at this point, that meaningful reform of Fannie Mae or Freddie Mac will occur in this Congress or the remainder of the current presidency, which ought to contribute somewhat to mortgage market stability in the near term.

We thank you for your investment in the fund and look forward to reporting to you again in six months.

Cordially,

David Betanzos

President

April 14, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.83%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.74%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 28, 2015	unaudited

Investment mix by security type	Percent of net assets

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Fannie Mae	16.54%
Ginnie Mae	11.16
Freddie Mac	5.57	33.27%
Other		11.20
Total		44.47%

Portfolio quality summary*		Percent of net assets
U.S. Treasury and agency†		46.64%
AAA/Aaa		47.37
AA/Aa		0.55
A/A		0.50
Short-term securities & other assets less liabilities		4.94

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 95.06%	Principal amount (000)	Value (000)
Mortgage-backed obligations 44.47%
Federal agency mortgage-backed obligations 36.88%
Fannie Mae 4.00% 2043[1]	$9,410	$10,211
Fannie Mae 3.50% 2045[1,2]	212,632	222,250
Fannie Mae 2.28%–5.00% 2017–2053[1,3]	25,082	25,599
Freddie Mac 3.50% 2045[1,2]	80,213	83,707
Freddie Mac 4.00%–6.00% 2038–2041[1]	1,052	1,154
Government National Mortgage Assn. 6.00% 2039[1]	7,904	9,068
Government National Mortgage Assn. 5.50% 2040[1]	8,143	9,172
Government National Mortgage Assn. 5.00% 2041[1]	10,661	11,664
Government National Mortgage Assn. 4.00% 2044[1]	31,325	33,392
Government National Mortgage Assn. 4.00% 2044[1]	29,163	31,087
Government National Mortgage Assn. 4.00% 2044[1]	10,415	11,120
Government National Mortgage Assn. 4.00% 2045[1]	14,471	15,457
Government National Mortgage Assn. 4.70% 2061[1]	7,049	7,600
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[1,3]	8,596	8,700
Government National Mortgage Assn. 0.83%–6.55% 2032–2064[1,3]	76,775	82,279
		562,460

Commercial mortgage-backed securities 7.59%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[1,3]	6,979	7,571
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,3]	7,425	7,759
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.698% 2049[1,3]	18,813	20,301
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[1]	6,492	6,970
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	14,220	14,922
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-5, 5.416% 2045[1,3]	8,000	8,243
Other securities		49,923
		115,689
Total mortgage-backed obligations		678,149

U.S. Treasury bonds & notes 29.04%
U.S. Treasury 18.26%
U.S. Treasury 1.50% 2019	38,500	38,545
U.S. Treasury 1.50% 2019	33,360	33,511
U.S. Treasury 1.50% 2019	11,000	11,077
U.S. Treasury 1.625% 2019[4]	26,000	26,240
U.S. Treasury 1.625% 2019	14,840	14,995
U.S. Treasury 1.625% 2019	8,500	8,568
U.S. Treasury 1.75% 2019	31,000	31,397
U.S. Treasury 1.25% 2020	71,600	70,747
U.S. Treasury 2.25% 2021	20,000	20,611
U.S. Treasury 1.75% 2022	8,520	8,478
U.S. Treasury 2.50% 2023[4]	5,000	5,230
U.S. Treasury 2.75% 2023	8,400	8,952
		278,351

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.50% 2015[5]	$21,675	$21,616
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	7,980	8,070
U.S. Treasury Inflation-Protected Security 2.00% 2016[5]	8,875	9,114
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	28,561	29,800
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	14,842	15,095
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	58,141	69,009
U.S. Treasury Inflation-Protected Security 0.13%–0.63% 2022–2043[5]	11,715	11,721
		164,425
Total U.S. Treasury bonds & notes		442,776

Federal agency bonds & notes 17.60%
Fannie Mae 0.50% 2016	10,000	10,018
Fannie Mae 1.75% 2019	89,000	89,555
Fannie Mae 1.75% 2019	48,000	48,455
Federal Home Loan Bank 2.00% 2016	30,985	31,633
Federal Home Loan Bank 2.125% 2016	52,000	53,091
Freddie Mac 1.00% 2017	35,000	35,212
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	486
		268,450

Asset-backed obligations 3.95%
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	6,925	7,009
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	11,415	11,462
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	12,330	12,467
Other securities		29,259
		60,197
Total bonds, notes & other debt instruments (cost: $1,434,304,000)		1,449,572

Short-term securities 22.31%
Fannie Mae 0.06%–0.19% due 3/2/2015–8/5/2015	117,345	117,325
Federal Farm Credit Banks 0.11% due 4/28/2015	15,850	15,849
Federal Home Loan Bank 0.05%–0.15% due 3/4/2015–5/15/2015	156,199	156,192
Freddie Mac 0.07%–0.09% due 3/12/2015–4/2/2015	17,100	17,100
General Electric Co. 0.07% due 3/2/2015	13,700	13,700
Precision Castparts Corp. 0.08% due 3/4/2015[6]	20,000	20,000

Total short-term securities (cost: $340,136,000)		340,166
Total investment securities 117.37% (cost: $1,774,440,000)		1,789,738
Other assets less liabilities (17.37)%		(264,905)

Net assets 100.00%		$1,524,833

6	American Funds Mortgage Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $583,213,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425%	10/30/2016	$150,000	$239
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	175,000	(142)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	113,500	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	2,400	6
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	18,150	204
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	11,300	130
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	4,550	52
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	18,000	157
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	28,000	337
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	24,000	262
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	95,000	713
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,174
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	242,000	970
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	13,000	31
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	30,000	236
Receive	LCH.Clearnet	3-month USD-LIBOR	1.38	1/20/2020	71,000	(834)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	75,000	65
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	64,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	15,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(230)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	16,000	(839)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	49,000	1,076
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	40,000	796
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	11,000	(2,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,105)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	6,000	(987)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(2,030)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	13,000	(1,573)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(795)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	7,000	49

						$(4,063)

American Funds Mortgage Fund	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,048,000, which represented .79% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $36,362,000, which represented 2.38% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities at February 28, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $1,774,440)		$1,789,738
Cash		1,975
Receivables for:
Sales of investments	$626,008
Sales of fund’s shares	2,108
Variation margin	9
Interest	4,570	632,695
		2,424,408
Liabilities:
Payables for:
Purchases of investments	898,677
Repurchases of fund’s shares	291
Dividends on fund’s shares	6
Investment advisory services	263
Services provided by related parties	186
Trustees’ deferred compensation	2
Other	150	899,575
Net assets at February 28, 2015		$1,524,833

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,507,005
Distributions in excess of net investment income		(3,723)
Undistributed net realized gain		10,316
Net unrealized appreciation		11,235
Net assets at February 28, 2015		$1,524,833

See Notes to Financial Statements

American Funds Mortgage Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (149,302 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$143,891	14,090	$10.21
Class B	402	39	10.18
Class C	16,546	1,625	10.18
Class F-1	5,787	567	10.21
Class F-2	10,779	1,055	10.22
Class 529-A	12,669	1,241	10.21
Class 529-B	102	10	10.17
Class 529-C	4,562	448	10.17
Class 529-E	1,316	129	10.21
Class 529-F-1	5,381	527	10.21
Class R-1	202	20	10.19
Class R-2	2,062	203	10.17
Class R-2E	10	1	10.22
Class R-3	1,776	174	10.21
Class R-4	1,705	167	10.21
Class R-5	160	16	10.21
Class R-6	1,317,483	128,990	10.21

See Notes to Financial Statements

10	American Funds Mortgage Fund

Statement of operations		unaudited
for the six months ended February 28, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$5,874

Fees and expenses*:
Investment advisory services	$1,514
Distribution services	315
Transfer agent services	191
Administrative services	295
Reports to shareholders	14
Registration statement and prospectus	187
Trustees’ compensation	3
Auditing and legal	18
Custodian	2
Other	173	2,712
Net investment income		3,162

Net realized gain and unrealized depreciation on investments and interest rate swaps:
Net realized gain on:
Investments	17,430
Interest rate swaps	1,063	18,493
Net unrealized appreciation (depreciation) on:
Investments	695
Interest rate swaps	(2,805)	(2,110)
Net realized gain and unrealized depreciation on investments and interest rate swaps		16,383

Net increase in net assets resulting from operations		$19,545

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds Mortgage Fund	11

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	February 28, 2015*	August 31, 2014
Operations:
Net investment income	$3,162	$10,995
Net realized gain on investments and interest rate swaps	18,493	17,013
Net unrealized (depreciation) appreciation on investments and interest rate swaps	(2,110)	17,761
Net increase in net assets resulting from operations	19,545	45,769

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(7,028)	(12,273)
Distributions from net realized gain on investments	(12,729)	—
Total dividends and distributions paid or accrued to shareholders	(19,757)	(12,273)

Net capital share transactions	371,666	325,171

Total increase in net assets	371,454	358,667

Net assets:
Beginning of period	1,153,379	794,712
End of period (including distributions in excess of and undistributed net investment income: $(3,723) and $143, respectively)	$1,524,833	$1,153,379

*Unaudited.

See Notes to Financial Statements

12	American Funds Mortgage Fund

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide current income and preserve capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial

American Funds Mortgage Fund	13

statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

14	American Funds Mortgage Fund

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Mortgage Fund	15

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2015, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest

16	American Funds Mortgage Fund

rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Mortgage Fund	17

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for

18	American Funds Mortgage Fund

a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin	$9	Variation margin	$—

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized gain on interest rate swaps	$1,063	Net unrealized depreciation on interest rate swaps	$(2,805)

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

American Funds Mortgage Fund	19

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2014, the fund had tax basis undistributed ordinary income of $4,713,000.

As of February 28, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$16,602
Gross unrealized depreciation on investment securities	(2,427)
Net unrealized appreciation on investment securities	14,175
Cost of investment securities	1,775,563

20	American Funds Mortgage Fund

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2015						Year ended August 31, 2014
					Total				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid or accrued		income	capital gains	paid or accrued
Class A	$1,658		$174		$1,832		$1,681	$—	$1,681
Class B	3		1		4		3	—	3
Class C	140		21		161		74	—	74
Class F-1	70		7		77		70	—	70
Class F-2	164		16		180		121	—	121
Class 529-A	142		16		158		116	—	116
Class 529-B	1		—	*	1		1	—	1
Class 529-C	38		6		44		22	—	22
Class 529-E	13		2		15		12	—	12
Class 529-F-1	66		7		73		53	—	53
Class R-1	3		—	*	3		8	—	8
Class R-2	17		2		19		12	—	12
Class R-2E†	—	*	—	*	—	*	—	—	—
Class R-3	18		2		20		19	—	19
Class R-4	20		2		22		18	—	18
Class R-5	2		—	*	2		55	—	55
Class R-6	15,713		1,433		17,146		10,008	—	10,008
Total	$18,068		$1,689		$19,757		$12,273	$—	$12,273

*	Amount less than one thousand.
†	Class R-2E shares were offered beginning August 29, 2014.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2015, the investment advisory services fee was $1,514,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

American Funds Mortgage Fund	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2015, unreimbursed expenses subject to reimbursement totaled $7,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

22	American Funds Mortgage Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$171	$135		$7		Not applicable
Class B	2	—	*	Not applicable		Not applicable
Class C	80	16		4		Not applicable
Class F-1	7	5		2		Not applicable
Class F-2	Not applicable	6		3		Not applicable
Class 529-A	15	11		3		$5
Class 529-B	1	—	*	—	*	—	*
Class 529-C	22	4		1		2
Class 529-E	3	1		—	*	1
Class 529-F-1	—	4		1		2
Class R-1	1	—	*	—	*	Not applicable
Class R-2	7	6		1		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	4	2		—	*	Not applicable
Class R-4	2	1		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	273		Not applicable
Total class-specific expenses	$315	$191		$295		$10

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

American Funds Mortgage Fund	23

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2015

Class A	$27,452	2,677	$1,781	175		$(19,379)	(1,891)	$9,854	961
Class B	87	8	4	—	[2]	(146)	(14)	(55)	(6)
Class C	3,735	366	159	16		(2,672)	(262)	1,222	120
Class F-1	2,683	261	76	8		(2,277)	(222)	482	47
Class F-2	3,675	359	138	13		(2,883)	(282)	930	90
Class 529-A	2,917	285	157	16		(1,556)	(152)	1,518	149
Class 529-B	23	2	1	—	[2]	(42)	(4)	(18)	(2)
Class 529-C	707	69	44	4		(632)	(62)	119	11
Class 529-E	123	12	15	2		(98)	(10)	40	4
Class 529-F-1	1,053	103	73	7		(485)	(47)	641	63
Class R-1	22	2	3	1		(119)	(12)	(94)	(9)
Class R-2	405	40	19	2		(281)	(28)	143	14
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	310	30	20	2		(157)	(15)	173	17
Class R-4	149	15	22	2		(128)	(13)	43	4
Class R-5	5	1	2	—	[2]	(7)	(1)	— [2]	— [2]
Class R-6	374,794	36,658	17,147	1,682		(35,273)	(3,449)	356,668	34,891
Total net increase (decrease)	$418,140	40,888	$19,661	1,930		$(66,135)	(6,464)	$371,666	36,354

24	American Funds Mortgage Fund

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$27,796	2,771	$1,553	155		$(74,147)	(7,438)	$(44,798)	(4,512)
Class B	63	6	3	1		(491)	(49)	(425)	(42)
Class C	4,056	405	70	7		(14,286)	(1,438)	(10,160)	(1,026)
Class F-1	2,038	203	69	7		(4,398)	(439)	(2,291)	(229)
Class F-2	3,154	314	64	6		(2,524)	(253)	694	67
Class 529-A	3,943	393	116	12		(4,621)	(463)	(562)	(58)
Class 529-B	89	9	1	—	[2]	(451)	(45)	(361)	(36)
Class 529-C	1,632	164	21	2		(5,999)	(603)	(4,346)	(437)
Class 529-E	427	43	12	1		(794)	(80)	(355)	(36)
Class 529-F-1	1,535	154	53	5		(600)	(60)	988	99
Class R-1	47	5	6	1		(720)	(73)	(667)	(67)
Class R-2	724	73	10	1		(1,163)	(117)	(429)	(43)
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	378	38	17	1		(1,059)	(106)	(664)	(67)
Class R-4	605	60	16	2		(650)	(65)	(29)	(3)
Class R-5	1,237	124	54	5		(6,337)	(629)	(5,046)	(500)
Class R-6	433,537	43,091	10,052	1,001		(49,977)	(4,993)	393,612	39,099
Total net increase (decrease)	$481,271	47,854	$12,117	1,207		$(168,217)	(16,851)	$325,171	32,210

1 Includes exchanges between share classes of the fund.

2 Amount less than one thousand.

3 Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,850,444,000 and $6,775,000,000, respectively, during the six months ended February 28, 2015.

10. Ownership concentration

At February 28, 2015, the fund had four shareholders, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds College 2018 Fund, with aggregate ownership of the fund’s outstanding shares of 16%, 17%, 11% and 12%, respectively. CRMC is the investment adviser to the three target date retirement funds and the one college target date fund.

American Funds Mortgage Fund	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class A:
Six months ended 2/28/2015[5,6]	$10.21	$.01	$.13	$.14
Year ended 8/31/2014	9.84	.10	.39	.49
Year ended 8/31/2013	10.30	(.02)	(.24)	(.26)
Year ended 8/31/2012	10.16	.05	.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33
Class B:
Six months ended 2/28/2015[5,6]	10.19	(.03)	.12	.09
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class C:
Six months ended 2/28/2015[5,6]	10.19	(.03)	.12	.09
Year ended 8/31/2014	9.83	.02	.38	.40
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)
Year ended 8/31/2012	10.16	(.04)	.34	.30
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class F-1:
Six months ended 2/28/2015[5,6]	10.21	.01	.13	.14
Year ended 8/31/2014	9.84	.10	.38	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33
Class F-2:
Six months ended 2/28/2015[5,6]	10.21	.02	.14	.16
Year ended 8/31/2014	9.85	.12	.38	.50
Year ended 8/31/2013	10.30	(.01)	(.22)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20	.15	.35
Class 529-A:
Six months ended 2/28/2015[5,6]	10.21	— [9]	.13	.13
Year ended 8/31/2014	9.84	.09	.39	.48
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)
Year ended 8/31/2012	10.16	.04	.34	.38
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33

26	American Funds Mortgage Fund

Dividends and distributions
							Ratio of		Ratio of		Ratio of
Dividends		Total					expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period		assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.04)	$(.10)	$(.14)	$10.21	1.34%	$144		.75%[7]		.75%[7]		.17%[7]
(.12)	—	(.12)	10.21	4.97	134		.72		.72		1.00
(.07)	(.13)	(.20)	9.84	(2.54)	174		.64		.64		(.18)
(.14)	(.11)	(.25)	10.30	3.90	198		.65		.65		.49
(.17)	—	(.17)	10.16	3.40	88		.73	[7]	.66	[7]	2.21 [7]

— [9]	(.10)	(.10)	10.18	.91	—	[10]	1.50	[7]	1.50	[7]	(.57)[7]
(.05)	—	(.05)	10.19	4.13	1		1.50		1.50		.24
(.01)	(.13)	(.14)	9.83	(3.28)	1		1.44		1.44		(1.01)
(.05)	(.11)	(.16)	10.30	3.07	2		1.45		1.45		(.28)
(.12)	—	(.12)	10.16	2.88	1		1.50	[7]	1.43	[7]	1.63 [7]

— [9]	(.10)	(.10)	10.18	.91	17		1.55	[7]	1.55	[7]	(.62)[7]
(.04)	—	(.04)	10.19	4.09	15		1.54		1.54		.17
(.01)	(.13)	(.14)	9.83	(3.30)	25		1.47		1.47		(1.03)
(.05)	(.11)	(.16)	10.30	3.03	32		1.48		1.48		(.35)
(.12)	—	(.12)	10.16	2.84	15		1.54	[7]	1.50	[7]	1.58 [7]

(.04)	(.10)	(.14)	10.21	1.34	6		.75	[7]	.75	[7]	.18 [7]
(.11)	—	(.11)	10.21	4.94	5		.74		.74		.99
(.07)	(.13)	(.20)	9.84	(2.59)	7		.69		.69		(.25)
(.13)	(.11)	(.24)	10.30	3.85	11		.68		.68		.42
(.17)	—	(.17)	10.16	3.37	3		.78	[7]	.71	[7]	2.21 [7]

(.05)	(.10)	(.15)	10.22	1.59	11		.44	[7]	.44	[7]	.48 [7]
(.14)	—	(.14)	10.21	5.12	10		.46		.46		1.24
(.09)	(.13)	(.22)	9.85	(2.27)	9		.45		.45		(.06)
(.16)	(.11)	(.27)	10.30	4.10	58		.45		.45		.66
(.19)	—	(.19)	10.16	3.57	2		.54	[7]	.46	[7]	2.37 [7]

(.03)	(.10)	(.13)	10.21	1.29	13		.86	[7]	.86	[7]	.06 [7]
(.11)	—	(.11)	10.21	4.87	11		.82		.82		.89
(.07)	(.13)	(.20)	9.84	(2.63)	11		.74		.74		(.26)
(.13)	(.11)	(.24)	10.30	3.80	8		.74		.74		.32
(.17)	—	(.17)	10.16	3.36	1		.77	[7]	.71	[7]	2.37 [7]

See page 32 for footnotes.

American Funds Mortgage Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class 529-B:
Six months ended 2/28/2015[5,6]	$10.18	$(.04)	$.13	$.09
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class 529-C:
Six months ended 2/28/2015[5,6]	10.18	(.04)	.13	.09
Year ended 8/31/2014	9.82	.01	.39	.40
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)
Year ended 8/31/2012	10.16	(.05)	.34	.29
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class 529-E:
Six months ended 2/28/2015[5,6]	10.21	(.01)	.13	.12
Year ended 8/31/2014	9.84	.06	.39	.45
Year ended 8/31/2013	10.30	(.05)	(.24)	(.29)
Year ended 8/31/2012	10.16	.01	.34	.35
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.16	.15	.31
Class 529-F-1:
Six months ended 2/28/2015[5,6]	10.21	.02	.13	.15
Year ended 8/31/2014	9.84	.11	.39	.50
Year ended 8/31/2013	10.30	— [9]	(.25)	(.25)
Year ended 8/31/2012	10.16	.05	.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.19	.15	.34
Class R-1:
Six months ended 2/28/2015[5,6]	10.19	(.02)	.14	.12
Year ended 8/31/2014	9.84	.14	.38	.52
Year ended 8/31/2013	10.30	(.06)	(.22)	(.28)
Year ended 8/31/2012	10.16	(.02)	.34	.32
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.13	.15	.28
Class R-2:
Six months ended 2/28/2015[5,6]	10.18	(.04)	.13	.09
Year ended 8/31/2014	9.83	.02	.39	.41
Year ended 8/31/2013	10.30	(.08)	(.23)	(.31)
Year ended 8/31/2012	10.16	(.02)	.34	.32
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.14	.15	.29

28	American Funds Mortgage Fund

Dividends and distributions
							Ratio of		Ratio of		Ratio of
Dividends		Total					expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period		assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$— [9]	$(.10)	$(.10)	$10.17	.89%	$—	[10]	1.63%[7]		1.63%[7]		(.70)%[7]
(.04)	—	(.04)	10.18	4.09	—	[10]	1.59		1.59		.11
— [9]	(.13)	(.13)	9.82	(3.41)	—	[10]	1.55		1.55		(1.10)
(.04)	(.11)	(.15)	10.30	2.96	1		1.54		1.54		(.51)
(.12)	—	(.12)	10.16	2.79	—	[10]	1.64	[7]	1.54	[7]	1.44 [7]

— [9]	(.10)	(.10)	10.17	.89	5		1.62	[7]	1.62	[7]	(.69)[7]
(.04)	—	(.04)	10.18	4.05	4		1.62		1.62		.09
— [9]	(.13)	(.13)	9.82	(3.42)	9		1.55		1.55		(1.09)
(.04)	(.11)	(.15)	10.30	2.95	8		1.52		1.52		(.58)
(.12)	—	(.12)	10.16	2.78	1		1.63	[7]	1.57	[7]	1.53 [7]

(.02)	(.10)	(.12)	10.21	1.18	1		1.08	[7]	1.08	[7]	(.16)[7]
(.08)	—	(.08)	10.21	4.59	1		1.08		1.08		.65
(.04)	(.13)	(.17)	9.84	(2.90)	2		1.01		1.01		(.49)
(.10)	(.11)	(.21)	10.30	3.49	1		1.04		1.04		.02
(.15)	—	(.15)	10.16	3.13	—	[10]	1.12	[7]	1.05	[7]	2.04 [7]

(.05)	(.10)	(.15)	10.21	1.41	5		.61	[7]	.61	[7]	.31 [7]
(.13)	—	(.13)	10.21	5.08	5		.61		.61		1.10
(.08)	(.13)	(.21)	9.84	(2.45)	4		.54		.54		(.04)
(.14)	(.11)	(.25)	10.30	3.99	1		.56		.56		.53
(.18)	—	(.18)	10.16	3.49	—	[10]	.62	[7]	.57	[7]	2.43 [7]

(.02)	(.10)	(.12)	10.19	1.12	—	[10]	1.23	[7]	1.23	[7]	(.31)[7]
(.17)	—	(.17)	10.19	5.38 [11]	—	[10]	.26	[11]	.26	[11]	1.45 [11]
(.05)	(.13)	(.18)	9.84	(2.73)[11]	1		.98	[11]	.98	[11]	(.59)[11]
(.07)	(.11)	(.18)	10.30	3.20 [11]	3		1.33	[11]	1.33	[11]	(.12)[11]
(.12)	—	(.12)	10.16	2.87 [11]	3		1.43	[7,11]	1.32	[7,11]	1.36 [7,11]

— [9]	(.10)	(.10)	10.17	.89	2		1.67	[7]	1.67	[7]	(.75)[7]
(.06)	—	(.06)	10.18	4.19 [11]	2		1.47	[11]	1.47	[11]	.23 [11]
(.03)	(.13)	(.16)	9.83	(3.10)[11]	2		1.21	[11]	1.21	[11]	(.75)[11]
(.07)	(.11)	(.18)	10.30	3.26 [11]	2		1.27	[11]	1.27	[11]	(.14)[11]
(.13)	—	(.13)	10.16	2.95 [11]	1		1.32	[7,11]	1.18	[7,11]	1.48 [7,11]

See page 32 for footnotes.

American Funds Mortgage Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class R-2E:
Six months ended 2/28/2015[5,6]	$10.21	$.02	$.13	$.15
Period from 8/29/2014 to 8/31/2014[5,13]	10.21	—	—	—
Class R-3:
Six months ended 2/28/2015[5,6]	10.21	(.01)	.13	.12
Year ended 8/31/2014	9.84	.08	.39	.47
Year ended 8/31/2013	10.30	(.03)	(.24)	(.27)
Year ended 8/31/2012	10.16	.02	.34	.36
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.16	.15	.31
Class R-4:
Six months ended 2/28/2015[5,6]	10.21	.01	.13	.14
Year ended 8/31/2014	9.84	.11	.38	.49
Year ended 8/31/2013	10.30	(.01)	(.24)	(.25)
Year ended 8/31/2012	10.16	.05	.34	.39
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.18	.15	.33
Class R-5:
Six months ended 2/28/2015[5,6]	10.21	.03	.12	.15
Year ended 8/31/2014	9.84	.15	.37	.52
Year ended 8/31/2013	10.30	— [9]	(.23)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20	.15	.35
Class R-6:
Six months ended 2/28/2015[5,6]	10.21	.03	.13	.16
Year ended 8/31/2014	9.84	.13	.39	.52
Year ended 8/31/2013	10.30	.02	(.25)	(.23)
Year ended 8/31/2012	10.16	.07	.34	.41
Period from 11/1/2010 to 8/31/2011[5,8]	10.00	.20	.15	.35

	Six months
	ended				For the period
	February 28,	Year ended August 31			11/1/2010 to
Portfolio turnover rate for all share classes[14]	2015[4,5,6]	2014	2013	2012	8/31/2011[4,5,8]
Including mortgage dollar roll transactions	554%	812%	658%	442%	240%
Excluding mortgage dollar roll transactions	61%	Not available

See Notes to Financial Statements

30	American Funds Mortgage Fund

Dividends and distributions
							Ratio of		Ratio of		Ratio of
Dividends		Total					expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period		assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.04)	$(.10)	$(.14)	$10.22	1.49%[12]	$—	[10]	.55%[7,12]		.55%[7,12]		.37%[7,12]
—	—	—	10.21	.00	—	[10]	—		—		—

(.02)	(.10)	(.12)	10.21	1.20	2		1.05	[7]	1.05	[7]	(.13)[7]
(.10)	—	(.10)	10.21	4.78 [11]	2		.92	[11]	.92	[11]	.81	[11]
(.06)	(.13)	(.19)	9.84	(2.67)[11]	2		.80	[11]	.80	[11]	(.34)[11]
(.11)	(.11)	(.22)	10.30	3.63 [11]	2		.89	[11]	.89	[11]	.23	[11]
(.15)	—	(.15)	10.16	3.18 [11]	1		1.03	[7,11]	.92	[7,11]	1.76	[7,11]

(.04)	(.10)	(.14)	10.21	1.37	2		.69	[7]	.69	[7]	.23	[7]
(.12)	—	(.12)	10.21	5.06	2		.63		.63		1.06
(.08)	(.13)	(.21)	9.84	(2.50)	2		.60		.60		(.13)
(.14)	(.11)	(.25)	10.30	3.91	1		.62		.62		.51
(.17)	—	(.17)	10.16	3.37	1		.77	[7]	.69	[7]	1.93	[7]

(.05)	(.10)	(.15)	10.21	1.50	—	[10]	.41	[7]	.41	[7]	.52	[7]
(.15)	—	(.15)	10.21	5.29	—	[10]	.43		.43		1.48
(.10)	(.13)	(.23)	9.84	(2.29)	5		.38		.38		.05
(.16)	(.11)	(.27)	10.30	4.14	9		.39		.39		.70
(.19)	—	(.19)	10.16	3.58	2		.49	[7]	.44	[7]	2.40	[7]

(.06)	(.10)	(.16)	10.21	1.54	1,317		.34	[7]	.34	[7]	.56	[7]
(.15)	—	(.15)	10.21	5.33	961		.36		.36		1.32
(.10)	(.13)	(.23)	9.84	(2.25)	541		.32		.32		.18
(.16)	(.11)	(.27)	10.30	4.19	291		.37		.37		.82
(.19)	—	(.19)	10.16	3.61	256		.51	[7]	.41	[7]	2.55	[7]

See page 32 for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed other fees and expenses.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	For the period November 1, 2010, commencement of operations, through August 31, 2011.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Although the fund has plans of distribution for Class R-1, R-2 and R-3 shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[12]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	Class R-2E shares were offered beginning August 29, 2014.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

32	American Funds Mortgage Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Mortgage Fund	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2014	2/28/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,013.42	$3.74	.75%
Class A - assumed 5% return	1,000.00	1,021.08	3.76	.75
Class B - actual return	1,000.00	1,009.09	7.47	1.50
Class B - assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class C - actual return	1,000.00	1,009.05	7.72	1.55
Class C - assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class F-1 - actual return	1,000.00	1,013.41	3.74	.75
Class F-1 - assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 - actual return	1,000.00	1,015.93	2.20	.44
Class F-2 - assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A - actual return	1,000.00	1,012.92	4.29	.86
Class 529-A - assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-B - actual return	1,000.00	1,008.94	8.12	1.63
Class 529-B - assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class 529-C - actual return	1,000.00	1,008.95	8.07	1.62
Class 529-C - assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class 529-E - actual return	1,000.00	1,011.82	5.39	1.08
Class 529-E - assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class 529-F-1 - actual return	1,000.00	1,014.13	3.05	.61
Class 529-F-1 - assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-1 - actual return	1,000.00	1,011.24	6.13	1.23
Class R-1 - assumed 5% return	1,000.00	1,018.70	6.16	1.23
Class R-2 - actual return	1,000.00	1,008.88	8.32	1.67
Class R-2 - assumed 5% return	1,000.00	1,016.51	8.35	1.67
Class R-2E - actual return	1,000.00	1,014.90	2.75	.55
Class R-2E - assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-3 - actual return	1,000.00	1,011.96	5.24	1.05
Class R-3 - assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class R-4 - actual return	1,000.00	1,013.70	3.45	.69
Class R-4 - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 - actual return	1,000.00	1,014.97	2.05	.41
Class R-5 - assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 - actual return	1,000.00	1,015.44	1.70	.34
Class R-6 - assumed 5% return	1,000.00	1,023.11	1.71	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	American Funds Mortgage Fund

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American Funds Mortgage Fund	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2015, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
February 28, 2015
unaudited
Bonds, notes & other debt instruments 95.06% Mortgage-backed obligations 44.47% Federal agency mortgage-backed obligations 36.88%	Principal amount (000)	Value (000)
Fannie Mae 3.306% 2017[1]	$287	$301
Fannie Mae 2.50% 2033[1]	4,507	4,535
Fannie Mae 2.50% 2033[1]	919	932
Fannie Mae 3.00% 2033[1]	1,373	1,401
Fannie Mae 5.00% 2040[1]	1,848	1,994
Fannie Mae 5.00% 2040[1]	1,079	1,164
Fannie Mae 2.728% 2041[1,2]	879	940
Fannie Mae 2.275% 2043[1]	206	200
Fannie Mae 2.275% 2043[1]	134	131
Fannie Mae 2.275% 2043[1]	118	115
Fannie Mae 2.275% 2043[1]	117	114
Fannie Mae 2.275% 2043[1]	90	88
Fannie Mae 2.525% 2043[1]	347	343
Fannie Mae 2.525% 2043[1]	294	290
Fannie Mae 2.525% 2043[1]	235	232
Fannie Mae 2.525% 2043[1]	188	186
Fannie Mae 2.525% 2043[1]	170	168
Fannie Mae 2.525% 2043[1]	154	152
Fannie Mae 2.525% 2043[1]	140	139
Fannie Mae 2.525% 2043[1]	133	132
Fannie Mae 2.525% 2043[1]	129	128
Fannie Mae 2.525% 2043[1]	112	110
Fannie Mae 2.525% 2043[1]	110	109
Fannie Mae 2.525% 2043[1]	104	103
Fannie Mae 2.525% 2043[1]	92	91
Fannie Mae 2.525% 2043[1]	88	87
Fannie Mae 2.525% 2043[1]	88	87
Fannie Mae 2.525% 2043[1]	88	86
Fannie Mae 2.525% 2043[1]	75	74
Fannie Mae 2.525% 2043[1]	75	74
Fannie Mae 2.525% 2043[1]	74	73
Fannie Mae 2.525% 2043[1]	48	48
Fannie Mae 2.775% 2043[1]	819	824
Fannie Mae 2.775% 2043[1]	480	483
Fannie Mae 2.775% 2043[1]	440	442
Fannie Mae 2.775% 2043[1]	411	413
Fannie Mae 2.775% 2043[1]	389	391
Fannie Mae 2.775% 2043[1]	385	386
Fannie Mae 2.775% 2043[1]	368	369
Fannie Mae 2.775% 2043[1]	232	233
Fannie Mae 2.775% 2043[1]	158	159
Fannie Mae 2.775% 2043[1]	142	143
Fannie Mae 2.775% 2043[1]	139	140
Fannie Mae 2.775% 2043[1]	130	131
Fannie Mae 2.775% 2043[1]	126	127
Fannie Mae 2.775% 2043[1]	113	113
American Funds Mortgage Fund — Page 1 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$109	$109
Fannie Mae 2.775% 2043[1]	108	108
Fannie Mae 2.775% 2043[1]	60	60
Fannie Mae 2.775% 2043[1]	54	54
Fannie Mae 3.025% 2043[1]	377	385
Fannie Mae 3.025% 2043[1]	229	233
Fannie Mae 3.025% 2043[1]	206	210
Fannie Mae 3.025% 2043[1]	182	185
Fannie Mae 3.025% 2043[1]	148	151
Fannie Mae 3.025% 2043[1]	146	149
Fannie Mae 3.025% 2043[1]	120	123
Fannie Mae 3.025% 2043[1]	117	120
Fannie Mae 3.025% 2043[1]	109	111
Fannie Mae 3.025% 2043[1]	96	98
Fannie Mae 3.025% 2043[1]	95	97
Fannie Mae 3.025% 2043[1]	93	95
Fannie Mae 3.025% 2043[1]	90	92
Fannie Mae 3.025% 2043[1]	83	85
Fannie Mae 3.025% 2043[1]	48	49
Fannie Mae 3.275% 2043[1]	233	242
Fannie Mae 3.275% 2043[1]	195	202
Fannie Mae 3.275% 2043[1]	171	177
Fannie Mae 3.275% 2043[1]	135	140
Fannie Mae 3.275% 2043[1]	127	132
Fannie Mae 3.275% 2043[1]	127	132
Fannie Mae 3.275% 2043[1]	78	80
Fannie Mae 3.275% 2043[1]	66	68
Fannie Mae 3.275% 2043[1]	35	36
Fannie Mae 4.00% 2043[1]	9,410	10,211
Fannie Mae 3.50% 2045[1,3]	212,632	222,250
Fannie Mae 3.50% 2053[1]	2,809	2,895
Freddie Mac 6.00% 2038[1]	431	487
Freddie Mac 4.00% 2041[1]	621	667
Freddie Mac 3.50% 2045[1,3]	80,213	83,707
Government National Mortgage Assn. 4.00% 2032[1]	1,208	1,288
Government National Mortgage Assn. 4.00% 2032[1]	938	1,001
Government National Mortgage Assn. 6.50% 2032[1]	2,050	2,346
Government National Mortgage Assn. 3.75% 2034[1]	1,620	1,715
Government National Mortgage Assn. 4.25% 2034[1]	1,401	1,518
Government National Mortgage Assn. 3.25% 2045[1]	2,027	2,091
Government National Mortgage Assn. 5.00% 2035[1]	1,232	1,366
Government National Mortgage Assn. 3.75% 2037[1]	893	935
Government National Mortgage Assn. 6.50% 2038[1]	700	789
Government National Mortgage Assn. 6.50% 2038[1]	368	415
Government National Mortgage Assn. 6.50% 2038[1]	149	163
Government National Mortgage Assn. 6.00% 2039[1]	7,904	9,068
Government National Mortgage Assn. 3.25% 2045[1]	1,507	1,551
Government National Mortgage Assn. 5.00% 2040[1]	1,115	1,216
Government National Mortgage Assn. 5.50% 2040[1]	8,143	9,172
Government National Mortgage Assn. 3.50% 2041[1]	915	963
Government National Mortgage Assn. 4.00% 2041[1]	1,368	1,418
Government National Mortgage Assn. 4.50% 2041[1]	3,317	3,614
Government National Mortgage Assn. 4.50% 2041[1]	1,576	1,673
Government National Mortgage Assn. 4.50% 2041[1]	1,525	1,619
American Funds Mortgage Fund — Page 2 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2041[1]	$1,290	$1,401
Government National Mortgage Assn. 4.50% 2041[1]	1,259	1,371
Government National Mortgage Assn. 5.00% 2041[1]	10,661	11,664
Government National Mortgage Assn. 5.00% 2041[1]	5,309	5,803
Government National Mortgage Assn. 5.00% 2041[1]	1,902	2,021
Government National Mortgage Assn. 6.50% 2041[1]	1,008	1,117
Government National Mortgage Assn. 2.75% 2042[1]	922	931
Government National Mortgage Assn. 2.75% 2042[1]	833	841
Government National Mortgage Assn. 2.75% 2042[1]	530	535
Government National Mortgage Assn. 2.75% 2042[1]	478	483
Government National Mortgage Assn. 2.75% 2042[1]	464	469
Government National Mortgage Assn. 2.75% 2042[1]	344	347
Government National Mortgage Assn. 2.75% 2042[1]	77	77
Government National Mortgage Assn. 3.50% 2042[1]	999	1,063
Government National Mortgage Assn. 3.50% 2042[1]	947	1,008
Government National Mortgage Assn. 4.00% 2042[1]	1,459	1,545
Government National Mortgage Assn. 4.00% 2042[1]	1,268	1,352
Government National Mortgage Assn. 4.00% 2042[1]	958	1,037
Government National Mortgage Assn. 4.50% 2042[1]	2,241	2,440
Government National Mortgage Assn. 3.50% 2043[1]	1,323	1,391
Government National Mortgage Assn. 3.50% 2043[1]	1,235	1,298
Government National Mortgage Assn. 4.00% 2043[1]	3,145	3,281
Government National Mortgage Assn. 3.75% 2044[1]	2,113	2,237
Government National Mortgage Assn. 4.00% 2044[1]	31,325	33,392
Government National Mortgage Assn. 4.00% 2044[1]	29,163	31,087
Government National Mortgage Assn. 4.00% 2044[1]	10,415	11,120
Government National Mortgage Assn. 4.25% 2044[1]	1,442	1,554
Government National Mortgage Assn. 4.00% 2045[1]	14,471	15,457
Government National Mortgage Assn. 4.692% 2061[1]	2,046	2,208
Government National Mortgage Assn. 4.70% 2061[1]	7,049	7,600
Government National Mortgage Assn. 4.70% 2061[1]	1,891	2,033
Government National Mortgage Assn. 4.72% 2061[1]	900	967
Government National Mortgage Assn. 4.771% 2061[1]	1,076	1,155
Government National Mortgage Assn. 4.774% 2061[1]	1,018	1,095
Government National Mortgage Assn. 5.104% 2061[1]	6,008	6,478
Government National Mortgage Assn. 5.110% 2061[1]	3,765	4,141
Government National Mortgage Assn. 4.669% 2063[1]	1,863	2,010
Government National Mortgage Assn. 0.803% 2064[1,2]	1,149	1,157
Government National Mortgage Assn. 6.549% 2064[1]	1,604	1,752
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[1,2]	8,596	8,700
		562,460
Commercial mortgage-backed securities 7.59%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	921	946
Bank of America Commercial Mortgage Inc., Series 2006-4, Class A-1A, 5.617% 2046[1,2]	660	696
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW13, Class A1A, 5.533% 2041[1]	757	799
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	817	863
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.884% 2038[1,2]	898	939
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.707% 2040[1,2]	576	625
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,2]	1,019	1,107
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	808	860
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.796% 2049[1,2]	2,313	2,512
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[1,2,4]	4,000	3,987
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,212	1,274
American Funds Mortgage Fund — Page 3 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1,4]	$792	$813
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.021% 2031[1,2,4]	3,145	3,146
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[1,2]	6,979	7,571
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	2,390	2,392
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	7,425	7,759
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	876	924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,546	1,643
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.698% 2049[1,2]	18,813	20,301
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	5,875	6,395
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.861% 2044[1,2]	5,634	6,133
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,2]	1,046	1,084
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[1]	6,492	6,970
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[1,2]	530	558
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[1,2]	2,992	3,134
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	14,220	14,922
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[1,2]	885	956
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	3,077	3,259
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[1]	433	460
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[1,2]	3,866	4,015
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-5, 5.416% 2045[1,2]	8,000	8,243
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,2]	384	403
		115,689
Total mortgage-backed obligations		678,149
U.S. Treasury bonds & notes 29.04% U.S. Treasury 18.26%
U.S. Treasury 1.50% 2019	38,500	38,545
U.S. Treasury 1.50% 2019	33,360	33,511
U.S. Treasury 1.50% 2019	11,000	11,077
U.S. Treasury 1.625% 2019[5]	26,000	26,240
U.S. Treasury 1.625% 2019	14,840	14,995
U.S. Treasury 1.625% 2019	8,500	8,568
U.S. Treasury 1.75% 2019	31,000	31,397
U.S. Treasury 1.25% 2020	71,600	70,747
U.S. Treasury 2.25% 2021	20,000	20,611
U.S. Treasury 1.75% 2022	8,520	8,478
U.S. Treasury 2.50% 2023[5]	5,000	5,230
U.S. Treasury 2.75% 2023	8,400	8,952
		278,351
U.S. Treasury inflation-protected securities 10.78%
U.S. Treasury Inflation-Protected Security 0.50% 2015[6]	21,675	21,616
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	7,980	8,070
U.S. Treasury Inflation-Protected Security 2.00% 2016[6]	8,875	9,114
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,318	2,343
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,311	5,336
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	28,561	29,800
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	14,842	15,095
American Funds Mortgage Fund — Page 4 of 7

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	$4,086	$4,042
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	58,141	69,009
		164,425
Total U.S. Treasury bonds & notes		442,776
Federal agency bonds & notes 17.60%
Fannie Mae 0.50% 2016	10,000	10,018
Fannie Mae 1.75% 2019	89,000	89,555
Fannie Mae 1.75% 2019	48,000	48,455
Federal Home Loan Bank 2.00% 2016	30,985	31,633
Federal Home Loan Bank 2.125% 2016	52,000	53,091
Freddie Mac 1.00% 2017	35,000	35,212
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	486
		268,450
Asset-backed obligations 3.95%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	6,775	6,773
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[1,2,4]	698	681
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	3,301	3,332
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[1]	5,360	5,366
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[1]	3,472	3,490
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	6,925	7,009
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78% 2017[1]	729	737
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[1]	3,499	3,537
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	11,415	11,462
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,4]	5,325	5,343
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	12,330	12,467
		60,197
Total bonds, notes & other debt instruments (cost: $1,434,304,000)		1,449,572
Short-term securities 22.31%
Fannie Mae 0.06%–0.19% due 3/2/2015–8/5/2015	117,345	117,325
Federal Farm Credit Banks 0.11% due 4/28/2015	15,850	15,849
Federal Home Loan Bank 0.05%–0.15% due 3/4/2015–5/15/2015	156,199	156,192
Freddie Mac 0.07%–0.09% due 3/12/2015–4/2/2015	17,100	17,100
General Electric Co. 0.07% due 3/2/2015	13,700	13,700
Precision Castparts Corp. 0.08% due 3/4/2015[4]	20,000	20,000
Total short-term securities (cost: $340,136,000)		340,166
Total investment securities 117.37% (cost: $1,774,440,000)		1,789,738
Other assets less liabilities (17.37)%		(264,905)
Net assets 100.00%		$1,524,833
American Funds Mortgage Fund — Page 5 of 7

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $583,213,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425%	10/30/2016	$150,000	$239
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	175,000	(142)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	113,500	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	2,400	6
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	18,150	204
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	11,300	130
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	4,550	52
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	18,000	157
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	28,000	337
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	24,000	262
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	95,000	713
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,174
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	242,000	970
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	13,000	31
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	30,000	236
Receive	LCH.Clearnet	3-month USD-LIBOR	1.38	1/20/2020	71,000	(834)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	75,000	65
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	64,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	15,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(230)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	16,000	(839)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	49,000	1,076
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	40,000	796
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	11,000	(2,051)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,105)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	6,000	(987)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(2,030)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	13,000	(1,573)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(795)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	7,000	49
						$(4,063)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,362,000, which represented 2.38% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,048,000, which represented .79% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
TBA = To be announced
American Funds Mortgage Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0415O-S42140	American Funds Mortgage Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Mortgage Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Mortgage Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: April 30, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2015